Deposits by Customers - Schedule of Deposits by Customers (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of deposits from customers [line items]
Deposits from customers	£ 178,090	£ 183,648
Current and Demand Accounts - [member]
Disclosure of deposits from customers [line items]
Deposits from customers	86,207	85,751
Savings Accounts [member]
Disclosure of deposits from customers [line items]
Deposits from customers	66,039	70,461
Time Deposits [member]
Disclosure of deposits from customers [line items]
Deposits from customers	15,485	20,453
Amounts due to other Santander UK Group Holdings plc subsidiaries [member]
Disclosure of deposits from customers [line items]
Deposits from customers	83
Amounts due to Santander UK Group Holdings plc [member]
Disclosure of deposits from customers [line items]
Deposits from customers	9,206	6,256
Amounts Due to Fellow Banco Santander Subsidiaries [member]
Disclosure of deposits from customers [line items]
Deposits from customers	£ 1,070	£ 727